Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share Reconciliation [Table Text Block]

		Weighted Average Number
	Net Income	Of Shares Outstanding	Earnings per share
Fiscal year ended
June 30, 2012	$5,830,000
Basic		4,156,481	$1.40
Effect of dilutive stock options		40,579	(0.01)
Diluted		4,197,060	$1.39

Fiscal year ended
June 30, 2011	$5,291,000
Basic		4,134,736	$1.28
Effect of dilutive stock options		30,494	(0.01)
Diluted		4,165,230	$1.27